[WILLKIE FARR & GALLAGHER LETTERHEAD]

April 15, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Aberdeen Chile Fund, Inc.
1933 Act File No. 333-172627

Ladies and Gentlemen:

On behalf of the above-captioned registered, closed-end investment company (the “Fund”), and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), electronically transmitted herewith is Pre-Effective Amendment No. 2 to the Fund’s Registration Statement on Form N-2 (the “Amendment”) with respect to the proposed offering by the Fund of additional shares of common stock, par value $0.001 per share (the “Shares”) on an immediate, delayed or continuous basis in reliance on Rule 415 under the 1933 Act.  The Fund is registering $75,000,000 of Shares.

The Amendment is being filed in order amend and re-file Exhibit (n)-Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for the Fund. There were no other changes to Pre-Effective Amendment No. 1 to the Fund’s Registration Statement that was filed on April 14, 2011.

Should members of the Staff have any questions or comments concerning the Registration Statement, please call the undersigned at (212) 728-8510.

Sincerely,

/s/ Anthony Geron
Anthony Geron

Enclosures

cc:	Lucia Sitar, Aberdeen Asset Management Inc.
Rose F. DiMartino, Willkie Farr & Gallagher LLP

NEW YORK WASHINGTON PARIS LONDON MILAN ROME FRANKFURT BRUSSELS
in alliance with Dickson Minto W.S., London and Edinburgh